Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Preferred Stock [Text Block]

7. Preferred Stock

At March 31, 2015 and December 31, 2014, the Company had 100,000,000 and 50,485,136 authorized shares of convertible preferred stock respectively, of which through the date of the IPO 2,483,692 shares were designated as Series A convertible preferred stock (“Series A preferred stock”), 13,819,649 shares were designated as Series B convertible preferred stock (“Series B preferred stock”), 5,161,241 shares were designated as Series C convertible preferred stock (“Series C preferred stock”), and 29,020,554 shares were designated as Series D convertible preferred stock (“Series D preferred stock”).
As of December 31, 2014, the number of convertible preferred shares outstanding is as follows:

December 31, 2014
Series A convertible preferred stock	2,483,692
Series B convertible preferred stock	8,073,508
Series C convertible preferred stock	3,351,156
Series D convertible preferred stock	19,557,392
Total preferred shares	33,465,748

Conversion
All outstanding shares of Series A, B, C and D preferred stock automatically converted to common stock immediately upon the closing of the Company’s initial public offering in February 2015 at the conversion rates of 1:0.251, 1:0.091, 1:0.091, and 1:0.091, respectively.
All series of preferred stock were classified as temporary equity as the preferred stock was redeemable at the option of the holder in the event of a change in control.
On February 13, 2015, the Company completed its Initial Public offering (“IPO”) and issued 683,250 common shares for net proceeds of approximately $2.7 million. In connection with the IPO, the Series A, B, C and D Preferred Stock were converted into 4,567,782 common shares at a 30% discount to the IPO price. The discount resulted in approximately $8,222,000 in a deemed dividend to the Preferred Stock holders. The Company also converted its 2012 – 2014 Convertible Notes of $3,532,694 into 866,056 common shares. The Notes were converted at a 30% discount to the IPO price which resulted in a beneficial conversion feature of $1,633,872 charged as interest expense for the three months ended March 31, 2015.
The Company issued 23,075 common shares in connection with an exercise of stock options for proceeds of $14,948.
The Company also acquired the remaining non-controlling interest of its SAS subsidiary, which resulted in the reclassification of the non-controlling interest to the Company’s additional paid-in-capital at the IPO date.
The warrant liability was extinguished as the terms of the warrants provided for were settled upon the IPO being completed. The warrant liability was computed through February 13, 2015 and the resulting change in fair value was recorded in the statement of operations and the warrant liability was reclassified to additional paid-in-capital.

7. Preferred Stock

At December 31, 2014, the Company had 50,485,136 authorized shares of convertible preferred stock, of which 2,483,692 shares were designated as Series A convertible preferred stock (“Series A preferred stock”), 13,819,649 shares were designated as Series B convertible preferred stock (“Series B preferred stock”), 5,161,241 shares were designated as Series C convertible preferred stock (“Series C preferred stock”), and 29,020,554 shares were designated as Series D convertible preferred stock (“Series D preferred stock”).
As of December 31, 2014 and 2013, the number of convertible preferred shares outstanding is as follows:

	Year Ended December 31,
	2014	2013
Series A convertible preferred stock	2,483,692	2,483,692
Series B convertible preferred stock	8,073,508	8,073,508
Series C convertible preferred stock	3,351,156	3,351,156
Series D convertible preferred stock	19,557,392	19,557,392
Total preferred shares	33,465,748	33,465,748
The rights, preferences and privileges of the Series A, B, C and D preferred stock are as follows:

Voting

The holders of the Series A, B, C and D preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote other than matters that must by law be voted by class or series vote. Each preferred stockholder is entitled to the number of votes equal to the number of shares of common stock into which each preferred share is convertible at the time of such vote.

Dividends

Series A, B, C and D preferred stockholders are entitled to receive dividends with respect to any shares of Series A, B, C and D shares held by them, only if, when and as such dividends are declared by the Company’s Board of Directors (the “Board”) out of funds legally available for that purpose. As of December 31, 2014, the Company has not declared dividends related to the Series A, B, C and D preferred stock.

Liquidation Preference

In the event of any liquidation, dissolution or winding-up of the affairs of the Company, including a change of control, the holders of the then outstanding shares of Series D preferred stock, including the holders of the corresponding EyeGate Pharma shares per the exchange agreements, shall receive an amount equal to the original issuance price of Series D preferred stock ($1.22) plus all accumulated but unpaid dividends, payable in preference and priority to any payments made to the holders of the then outstanding Series A, B and C preferred stock and common stock. The holders of the then outstanding shares of Series C preferred stock shall receive an amount equal to the original issuance price of Series C preferred stock ($1.75) plus all accumulated but unpaid dividends, payable in preference and priority to any payments made to the holders of the then outstanding Series B and A preferred stock and common stock. The holders of the then outstanding shares of Series B preferred stock shall receive an amount equal to the original issuance price of Series B preferred stock ($0.87) plus all accumulated but unpaid dividends, payable in preference and priority to any payments made to the holders of the then outstanding Series A preferred stock and common stock. The holders of the then outstanding Series A preferred stock shall receive an amount equal to the original issuance price per share of Series A preferred stock ($2.40) plus all accumulated but unpaid dividends. The remaining assets available for distribution, if any, shall be distributed among the holders of shares of common stock, such distribution to be made ratably based on the number of common shares held by each.

Conversion

Each share of Series A, B, C and D preferred stock is convertible at the option of the holder, into a number of fully paid shares of common stock as determined by dividing the respective preferred stock issue price by the conversion price in effect at the time. The initial conversion price of the Series D preferred stock is $1.22, Series C preferred stock is $1.75, and Series A and B preferred stock is $0.87 and are subject to adjustment in accordance with antidilution provisions. All outstanding shares of Series A, B, C and D preferred stock automatically converted to common stock immediately upon the closing of the Company’s initial public offering in February 2015 at the conversion rates of 1:0.251, 1:0.091, 1:0.091, and 1:0.091, respectively.
All series of preferred stock have classified as temporary equity as the preferred stock is redeemable at the option of the holder in the event of a change in control.